Finance lease	12 Months Ended
Dec. 31, 2025
Finance lease
Finance lease

7.   Finance lease

On June 25, 2021, two of Ardmore’s subsidiaries entered into an agreement for the sale and leaseback (under a finance lease arrangement) of the Ardmore Seawolf and Ardmore Seahawk with CMB Financial Leasing Co., Ltd (“CMBFL”) / Shandong, resulting in gross proceeds of $49.0 million less fees of $1.0 million. The facility was drawn down in June 2021. Principal repayments on the leases were made on a monthly basis. The finance leases were scheduled to expire in 2026, with options to extend up to 2029. On February 14, 2024, the Company gave notice to exercise its purchase options, for both the Ardmore Seawolf and Ardmore Seahawk, which were under sale-leaseback arrangements. The vessel purchases, which were effectively refinancings, concluded on June 25, 2024, with the Company repaying the remaining $41.0 million outstanding under the finance lease facility associated with those two vessels. As of December 31, 2025, the Company had no finance lease obligations.